Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Share	Additional Paid-in Capital	Statutory Surplus	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Balance at Jun. 30, 2018	$ 1,359	$ 17,285,543	$ 1,118,467	$ (524,618)	$ (401,677)	$ 676,282	$ 18,155,356
Balance (in Shares) at Jun. 30, 2018	13,590,000
Net income (loss) for the year				(3,269,776)		(162,813)	(3,432,589)
Appropriation of statutory reserve			715,335	(715,335)
Foreign currency translation adjustments					(411,973)	(17,375)	(429,348)
Stock-based compensation expense	$ 22	7,016,089					7,016,111
Stock-based compensation expense (in Shares)	223,821
Exercise of warrants	$ 10	(10)
Exercise of warrants (in Shares)	99,380
Noncontrolling interests through an acquisition						64,879	64,879
Sale of subsidiaries’ shares to noncontrolling interests						47,189	47,189
Other		(25,000)					(25,000)
Balance at Jun. 30, 2019	$ 1,391	24,276,622	1,833,802	(4,509,729)	(813,650)	608,162	21,396,598
Balance (in Shares) at Jun. 30, 2019	13,913,201
Net income (loss) for the year				2,938,239		141,139	3,079,378
Cumulative effect of adopting ASC 606				(138,644)			(138,644)
Purchase of subsidiaries’ shares from noncontrolling interests shareholders	$ 10	(131,002)				130,992
Purchase of subsidiaries’ shares from noncontrolling interests shareholders (in Shares)	100,000
Exercise of share options and vesting of restricted shares	$ 183	(183)
Exercise of share options and vesting of restricted shares (in Shares)	1,830,514
Acquisition of subsidiaries	$ 9	436,531				411,351	847,891
Acquisition of subsidiaries (in Shares)	86,615
Appropriation of statutory reserve			970,009	(970,009)
Foreign currency translation adjustments					(549,015)	(22,928)	(571,943)
Stock-based compensation expense		4,004,080					4,004,080
Balance at Jun. 30, 2020	$ 1,593	28,586,048	2,803,811	(2,680,143)	(1,362,665)	1,268,716	28,617,360
Balance (in Shares) at Jun. 30, 2020	15,930,330
Net income (loss) for the year				6,816,572		202,643	7,019,215
Foreign currency translation loss					2,592,748	102,475	2,695,223
Purchase of subsidiaries’ shares from noncontrolling interests shareholders	$ 6	3,274				(458,826)	(455,546)
Purchase of subsidiaries’ shares from noncontrolling interests shareholders (in Shares)	62,622
Disposal of subsidiarie						(34,116)	(34,116)
Exercise of share options and vesting of restricted shares	$ 157	116,073					116,230
Exercise of share options and vesting of restricted shares (in Shares)	1,568,392
Issuance of common shares from private placement	$ 267	11,131,562					11,131,829
Issuance of common shares from private placement (in Shares)	2,666,666
Warrants issued in connection with private placement		3,551,048					3,551,048
Dividends paid to noncontrolling interests						(34,137)	(34,137)
Appropriation of statutory reserve			1,410,264	(1,410,264)
Stock-based compensation expense		5,128,696					5,128,696
Exercise of warrants	$ 6	(6)
Exercise of warrants (in Shares)	65,542
Noncontrolling interests through an acquisition						(5,107)	(5,107)
Balance at Jun. 30, 2021	$ 2,029	$ 48,516,695	$ 4,214,075	$ 2,726,165	$ 1,230,083	$ 1,041,648	$ 57,730,695
Balance (in Shares) at Jun. 30, 2021	20,293,552